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                         SUPPLEMENT DATED JUNE 4, 2007
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                   45444 M (5/07)
 RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY               240192 N (5/07)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

At a special meeting of the Baron Capital Asset Fund's shareholders held on May 23, 2007, the variable fund reorganization listed below was approved. With the approval of the reorganization, Baron Capital Asset Fund (the "Fund or "Acquired Fund") will be acquired and certain liabilities of the Fund will be assumed by the LVIP Baron Growth Opportunities Fund (the "Surviving Fund"), a series of the Lincoln Variable Insurance Product Trust. The reorganization is scheduled to take place on June 5, 2007, with the effective time being 4:00 p.m. on June 4, 2007. Upon the reorganization, the Baron Capital Asset Trust -- Insurance Shares will no longer be available as an investment option under the contract.

----------------------------------------------------------------------------------------------------------------
ACQUIRED FUND                                             SURVIVING FUND
----------------------------------------------------------------------------------------------------------------
  Baron Capital Asset Trust -- Insurance Shares           LVIP Baron Growth Opportunities Fund -- Service Class
----------------------------------------------------------------------------------------------------------------

Upon the reorganization, the LVIP Baron Growth Opportunities Fund -- Service Class is added as an investment option under the contract. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR LVIP BARON GROWTH OPPORTUNITIES FUND
 -- SERVICE CLASS
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

----------------------------------------------------------------------------------------------------------------
                                                                                                    GROSS TOTAL
                                                              MANAGEMENT                  OTHER        ANNUAL
FUND NAME                                                        FEES      12B-1 FEES    EXPENSES     EXPENSES
----------------------------------------------------------------------------------------------------------------
  LVIP Baron Growth Opportunities Fund -- Service Class         1.00%        0.25%       0.09%(1)     1.34%(2)
----------------------------------------------------------------------------------------------------------------

(1) Other expenses have been estimated for the current fiscal year.

(2) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2009, and will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund. Moreover, LIA has agreed to limit the Total Annual Fund Operating Expenses at the same level as the expenses of the former Baron Capital Asset Fund (an acquired fund); this agreement, which is for a two-year term from the reorganization date of the two Funds, may result in and additional lower or higher expenses cap for the Fund.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------------
FUND NAME                             INVESTMENT OBJECTIVE AND POLICIES                      INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------
  LVIP Baron Growth      Seek capital appreciation through long-term investments in      Lincoln JP Holdings, L.P.,
  Opportunities          securities of small and medium sized companies with             is the investment adviser;
  Fund -- Service        undervalued assets or favorable growth prospects. The fund      BAMCO, Inc., sub-adviser.
  Class*                 invests for the long term primarily in common stocks of
                         small and mid-sized growth companies selected for their
                         capital appreciation potential. A small sized company is
                         defined as one having a market capitalization of under $2.5 billion. A mid-sized company is defined as having a market capitalization of $2.5 billion to $8 billion.
-----------------------------------------------------------------------------------------------------------------------

* On June 5, 2007, Baron Capital Asset Trust -- Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund -- Service Shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45444-1 A (6/07)

* Valid until next prospectus update